Interim Condensed Consolidated Statement of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Ordinary shares par value (in Dollars per share)
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	24,591,470	23,850,128
Ordinary shares outstanding	24,591,470	23,850,128